Capital Leases (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Leases [Abstract]
2015	$ 290
2016	290
2017	254
2018	51
2019	28
Total minimum rentals	913
Less: total amounts representing interest	(83)
Capital lease obligations	$ 830